Production and operating costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Production and operating costs
Staff costs (Note 11)	$ 13,114	$ 16,655	$ 14,689
Share-based payment (Note 11)	955	339	528
Royalties	63,298	40,000	20,891
Economic rights	188,989	73,023	14,984
Well and facilities maintenance	20,779	17,989	15,039
Operation and maintenance	6,545	7,826	7,491
Consumables	21,789	19,270	16,776
Equipment rental	7,580	8,127	8,570
Transportation costs	4,021	3,383	5,622
Field camp	4,070	4,386	3,130
Safety and Insurance costs	3,745	4,216	4,505
Personnel transportation	2,480	2,397	2,115
Consultant fees	2,133	1,732	1,043
Gas plant costs	1,680	2,596	1,591
Non-operated blocks costs	12,650	4,941	3,442
Crude oil stock variation	(6,449)	1,271	(305)
Purchased crude oil	7,929
Other costs	4,471	4,639	4,961
Operating expense	$ 359,779	$ 212,790	$ 125,072